Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class K | BlackRock China A Opportunities Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	26.28%	15.48%	(12.28%)	(28.49%)	3.68%	48.61%	44.39%